UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5689

                        Scudder Multi-Market Income Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                            as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------------


Scudder Multi-Market Income Trust

                                                                                    Principal
                                                                                  Amount ($) (a)       Value ($)
                                                                                  ---------------------------------

------------------------------------------------------------------------------------------------------------------
    Corporate Bonds 51.1%
------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 12.6%
155 East Tropicana LLC/Finance, 8.75%, 4/1/2012 (b)                                   300,000               295,500
Adesa, Inc., 7.625%, 6/15/2012                                                        100,000               101,750
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                                           565,000               522,625
Amscan Holdings, Inc., 8.75%, 5/1/2014                                                115,000               109,538
AutoNation, Inc., 9.0%, 8/1/2008                                                      225,000               248,625
Aztar Corp., 7.875%, 6/15/2014 (b)                                                    540,000               572,400
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (b)                              130,000               132,275
Cablevision Systems Corp., Series B, 7.89% **, 4/1/2009                               190,000               196,175
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                                 170,000               187,000
    9.375%, 2/15/2007                                                                 120,000               126,750
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to  5/15/2011                             100,000                67,750
    9.625%, 11/15/2009 (b)                                                            660,000               545,325
    10.25%, 9/15/2010 (b)                                                           1,155,000             1,192,537
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                              425,000               386,750
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                                  135,000               136,519
    7.875%, 12/15/2007                                                                560,000               576,800
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                   1,556,000             1,839,970
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                                 250,000               231,250
EchoStar DBS Corp., 6.625%, 10/1/2014                                                 100,000                99,125
Foot Locker, Inc., 8.5%, 1/15/2022                                                    285,000               316,350
Ford Motor Co., 7.45%, 7/16/2031 (b)                                                  185,000               147,932
General Motors Corp., 8.25%, 7/15/2023 (b)                                             85,000                71,188
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                          105,000               102,375
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                         150,000                     0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)                     210,000               168,000
ITT Corp., 7.375%, 11/15/2015                                                         290,000               317,550
Jacobs Entertainment, Inc.:
    11.875%, 2/1/2009                                                                 815,000               874,087
    144A, 11.875%, 2/1/2009                                                           270,000               289,575
Levi Strauss & Co.:
    8.254% **, 4/1/2012                                                               255,000               256,275
    12.25%, 12/15/2012                                                                130,000               146,088
Liberty Media Corp.:
    7.875%, 7/15/2009                                                                  15,000                15,973
    8.5%, 7/15/2029                                                                    15,000                15,261
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                                     120,000               130,050
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015 (b)                                    125,000               123,750
Mediacom LLC, 9.5%, 1/15/2013 (b)                                                     170,000               172,975
MGM MIRAGE:
    8.375%, 2/1/2011 (b)                                                              715,000               777,562
    9.75%, 6/1/2007                                                                   300,000               320,250
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                     145,000               157,506
NCL Corp., 144A, 11.625%, 7/15/2014                                                   330,000               350,625
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to
    9/1/2012                                                                          620,000               440,200
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009   (b)                        175,000               169,313
    10.75%, 7/15/2008 (b)                                                             140,000               139,825
Petro Stopping Centers, 9.0%, 2/15/2012                                               510,000               520,200
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                                    395,000               408,825
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                            425,000               361,250
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                                 535,000               560,412
    9.165% **, 5/15/2010                                                              600,000               636,750
Remington Arms Co., Inc., 10.5%, 2/1/2011                                             200,000               197,000
Renaissance Media Group LLC, 10.0%, 4/15/2008                                         325,000               323,781
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                          620,000               699,050
Schuler Homes, Inc., 10.5%, 7/15/2011 (b)                                             480,000               522,600
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%
    to 12/15/2014                                                                     750,000               431,250
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                                   540,000               556,875
    8.75%, 12/15/2011                                                                 865,000               913,656
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                                  615,000               604,237
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                 345,000               278,588
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                   1,100,000             1,100,000
TRW Automotive, Inc.:
    11.0%, 2/15/2013                                                                  730,000               839,500
    11.75%, 2/15/2013                                                EUR              120,000               174,692
United Auto Group, Inc., 9.625%, 3/15/2012                                            495,000               531,506
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                     155,000               164,106
Williams Scotsman, Inc., 9.875%, 6/1/2007                                             795,000               798,975
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (b)                                             165,000               160,463
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                             735,003               765,322
    12.0%, 6/15/2010                                                                   97,000               110,944
Young Broadcasting, Inc.:
    8.75%, 1/15/2014 (b)                                                              650,000               588,250
    10.0%, 3/1/2011 (b)                                                               135,000               129,938
                                                                                                      -------------
                                                                                                         25,449,544

Consumer Staples 1.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                              167,000               171,175
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                                            275,000               276,375
    144A, 12.75%, 11/15/2012                                                          175,000               164,500
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)                                            240,000               206,400
Duane Reade, Inc., 9.75%, 8/1/2011 (b)                                                 50,000                39,500
GNC Corp., 8.5%, 12/1/2010 (b)                                                        105,000                92,925
North Atlantic Trading Co., 9.25%, 3/1/2012                                           865,000               637,937
Swift & Co.:
    10.125%, 10/1/2009                                                                365,000               396,481
    12.5%, 1/1/2010                                                                    90,000                99,113
Viskase Co., Inc., 11.5%, 6/15/2011                                                   380,000               410,400
                                                                                                      -------------
                                                                                                          2,494,806

Energy 4.1%
Belden & Blake Corp., 8.75%, 7/15/2012                                                505,000               535,300
Calpine Generating Co. LLC, 12.39% **, 4/1/2011                                       290,000               272,600
Chesapeake Energy Corp.:
    144A, 6.5%, 8/15/2017                                                             245,000               249,900
    6.875%, 1/15/2016                                                                 110,000               113,988
CITGO Petroleum Corp., 6.0%, 10/15/2011                                               520,000               520,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011 (b)                                                              135,000               133,650
    7.125%, 5/15/2018                                                                 205,000               194,750
    7.625%, 10/15/2026                                                                195,000               184,762
    8.75%, 2/15/2012 (b)                                                               60,000                65,850
    144A, 9.875%, 7/15/2010                                                           870,000               948,300
El Paso Production Holding Corp., 7.75%, 6/1/2013                                     345,000               364,837
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                 585,000               582,075
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                 480,000               434,400
NRG Energy, Inc., 8.0%, 12/15/2013                                                    777,000               839,160
Sonat, Inc., 7.0%, 2/1/2018                                                           205,000               195,775
Southern Natural Gas, 8.875%, 3/15/2010                                               485,000               529,114
Stone Energy Corp.:
    6.75%, 12/15/2014                                                                 220,000               216,700
    8.25%, 12/15/2011                                                                 615,000               650,362
Williams Companies, Inc.:
    8.125%, 3/15/2012 (b)                                                             915,000             1,021,369
    8.75%, 3/15/2032                                                                  230,000               279,450
                                                                                                      -------------
                                                                                                          8,332,342

Financials 6.8%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                           555,000               457,875
Alamosa Delaware, Inc.:
    12.0%, 7/31/2009                                                                  227,000               253,105
    8.5%, 1/31/2012                                                                    65,000                70,525
AmeriCredit Corp., 9.25%, 5/1/2009 (b)                                              1,060,000             1,124,925
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                 170,000               111,782
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                          175,000               180,469
E*TRADE Financial Corp., 8.0%, 6/15/2011                                              400,000               424,000
FINOVA Group, Inc., 7.5%, 11/15/2009                                                  771,400               320,131
Ford Motor Credit Co.:
    7.25%, 10/25/2011                                                               1,895,000             1,852,849
    7.375%, 10/28/2009                                                                855,000               851,399
General Motors Acceptance Corp.:
    4.67% **, 3/20/2007                                                               530,000               521,083
    5.125%, 5/9/2008 (b)                                                               70,000                66,783
    6.125%, 8/28/2007                                                                 205,000               203,700
    6.75%, 12/1/2014 (b)                                                              425,000               390,897
    6.875%, 9/15/2011                                                                 345,000               326,709
    7.75%, 1/19/2010                                                                   65,000                64,951
    8.0%, 11/1/2031                                                                 3,235,000             2,992,854
H&E Equipment/Finance, 11.125%, 6/15/2012                                             475,000               530,812
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)                                    440,000               452,100
PXRE Capital Trust I, 8.85%, 2/1/2027                                                 335,000               350,075
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                          78,000                65,910
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                      375,000               433,594
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                 155,000               155,775
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                           225,000               194,625
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                   480,000               408,000
Triad Acquisition, 144A, 11.125%, 5/1/2013                                            250,000               260,000
Universal City Development, 11.75%, 4/1/2010                                          705,000               800,175
                                                                                                      -------------
                                                                                                         13,865,103

Health Care 1.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                  150,000               156,000
Eszopiclone Royalty Subordinated LLC, 144A, 12.0%, 3/15/2014                          250,000               250,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                              575,000               595,125
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (b)                        265,000               234,856
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                       1,090,000             1,122,700
                                                                                                      -------------
                                                                                                          2,358,681

Industrials 7.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                    790,000               833,450
Ahern Rentals, Inc., 144A, 9.25%, 8/15/2013                                            75,000                76,688
Allied Security Escrow Corp., 11.375%, 7/15/2011                                      455,000               451,588
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                                        690,000               644,288
    Series B, 9.25%, 9/1/2012                                                         603,000               658,777
American Color Graphics, 10.0%, 6/15/2010                                             325,000               250,250
Avondale Mills, Inc., 144A, 10.504% **, 7/1/2012                                      310,000               303,800
Bear Creek Corp., 144A, 8.87% **, 3/1/2012                                            120,000               124,800
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                                 350,000               372,750
    8.625%, 5/15/2011                                                                 310,000               327,825
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                                   600,000               526,500
    9.25%, 5/1/2021                                                                   135,000               138,206
Cenveo Corp., 7.875%, 12/1/2013 (b)                                                   400,000               394,000
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                              655,000               671,375
Columbus McKinnon Corp.:
    144A, 8.875%, 11/1/2013                                                            30,000                30,375
    10.0%, 8/1/2010                                                                   265,000               290,175
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                                         140,000               140,350
    144A, 10.5%, 7/1/2013                                                             290,000               292,900
Congoleum Corp., 8.625%, 8/1/2008                                                     280,000               284,200
Cornell Companies, Inc., 10.75%, 7/1/2012                                             335,000               346,725
Dana Corp., 7.0%, 3/1/2029                                                            400,000               352,611
Erico International Corp., 8.875%, 3/1/2012                                            50,000                52,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                          755,000               814,456
K. Hovnanian Enterprises, Inc.:
    144A, 6.25%, 1/15/2016                                                            260,000               251,014
    8.875%, 4/1/2012                                                                  460,000               493,350
Kansas City Southern:
    7.5%, 6/15/2009                                                                   135,000               140,063
    9.5%, 10/1/2008                                                                   880,000               957,000
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                           660,000               633,600
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (b)                                           350,000               322,000
Millennium America, Inc., 9.25%, 6/15/2008                                            785,000               845,837
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                400,000               456,000
Ship Finance International Ltd., 8.5%, 12/15/2013                                     510,000               492,788
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                                   195,000               185,250
    10.375%, 7/1/2012                                                                 675,000               720,562
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                 270,000               307,125
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                               570,000               542,925
Xerox Capital Trust I, 8.0%, 2/1/2027                                                 295,000               306,800
                                                                                                      -------------
                                                                                                         15,032,403

Information Technology 2.2%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                                          45,000                46,013
    10.5%, 6/15/2011                                                                  425,000               448,375
    Eschelon Operating Co., 8.375%,  3/15/2010                                        231,000               220,605
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                    260,000               263,900
Lucent Technologies, Inc., 6.45%, 3/15/2029                                           870,000               763,425
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                               795,000               759,225
    10.375%, 1/15/2010                                                                687,000               762,570
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                                   420,000               438,900
UGS Corp., 10.0%, 6/1/2012                                                            485,000               543,200
Viasystems, Inc., 10.5%, 1/15/2011                                                    130,000               128,050
                                                                                                      -------------
                                                                                                          4,374,263

Materials 7.3%
ARCO Chemical Co., 9.8%, 2/1/2020                                                   1,380,000             1,559,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%
    to 3/1/2014                                                                       840,000               491,400
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)                                      820,000               846,650
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                                        170,000               163,200
    11.0%, 12/1/2012 (b)                                                               80,000                61,000
Dayton Superior Corp.:
    10.75%, 9/15/2008 (b)                                                             305,000               308,050
    13.0%, 6/15/2009 (b)                                                              485,000               414,675
Edgen Acquisition Corp., 9.875%, 2/1/2011                                             160,000               160,800
GEO Specialty Chemicals, Inc., 11.06%, 12/31/2009                                     559,000               522,665
Georgia-Pacific Corp.:
    8.0%, 1/15/2024                                                                   755,000               858,812
    9.375%, 2/1/2013                                                                  575,000               642,563
Hercules, Inc., 6.75%, 10/15/2029                                                     325,000               321,750
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                     490,000               556,150
Huntsman LLC, 11.625%, 10/15/2010                                                     660,000               773,025
IMC Global, Inc.:
    7.375%, 8/1/2018                                                                  125,000               128,125
    10.875%, 8/1/2013                                                                 568,000               671,660
Intermet Corp., 9.75%, 6/15/2009* (b)                                                  55,000                22,275
International Steel Group, Inc., 6.5%, 4/15/2014                                      240,000               238,200
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                       460,000               454,250
Neenah Corp.:
    144A, 11.0%, 9/30/2010                                                            774,000               866,880
    144A, 13.0%, 9/30/2013                                                            325,879               332,397
NewPage Corp., 144A, 9.943% **, 5/1/2012 (b)                                          345,000               343,275
Omnova Solutions, Inc., 11.25%, 6/1/2010                                              615,000               654,975
Oregon Steel Mills, Inc., 10.0%, 7/15/2009 (b)                                        265,000               287,525
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                    594,381                53,494
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                                          395,000               307,113
Radnor Holdings Corp., 11.0%, 3/15/2010 (b)                                           685,000               448,675
Rockwood Specialties Group, Inc.:
    144A, 7.625%, 11/15/2014                                         EUR              230,000               296,165
    10.625%, 5/15/2011                                                                 62,000                68,200
Sheffield Steel Corp., 11.375%, 8/15/2011                                             300,000               301,500
TriMas Corp., 9.875%, 6/15/2012                                                       905,000               773,775
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to
    7/15/2012                                                                         345,000               294,975
United States Steel Corp., 9.75%, 5/15/2010                                           525,000               574,875
                                                                                                      -------------
                                                                                                         14,798,474

Telecommunication Services 4.7%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                              195,000               202,312
American Cellular Corp., Series B, 10.0%, 8/1/2011                                    250,000               266,250
AT&T Corp.:
    9.05%, 11/15/2011                                                                 452,000               518,670
    9.75%, 11/15/2031                                                                 505,000               661,550
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013 (b)                                                              135,000               144,788
    8.375%, 1/15/2014 (b)                                                           1,200,000             1,212,000
Dobson Communications Corp., 8.875%, 10/1/2013                                         80,000                80,000
Insight Midwest LP, 9.75%, 10/1/2009                                                  185,000               191,706
LCI International, Inc., 7.25%, 6/15/2007                                             480,000               472,800
Level 3 Financing, Inc., 10.75%, 10/15/2011 (b)                                        80,000                66,200
MCI, Inc., 8.735%, 5/1/2014                                                           775,000               868,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                             1,635,000             1,765,818
Nextel Partners, Inc., 8.125%, 7/1/2011                                               300,000               325,875
Qwest Corp.:
    144A, 6.671% **, 6/15/2013                                                        125,000               130,938
    7.25%, 9/15/2025                                                                  405,000               381,712
Qwest Services Corp.:
    13.5%, 12/15/2010                                                               1,015,000             1,169,787
    14.0%, 12/15/2014                                                                 160,000               196,000
Rural Cellular Corp., 9.875%, 2/1/2010 (b)                                             15,000                15,900
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to
    12/15/2011                                                                        139,000               127,533
Securus Technologies, Inc., 11.0%, 9/1/2011                                           270,000               243,000
Triton PCS, Inc., 8.5%, 6/1/2013                                                       50,000                47,625
Ubiquitel Operating Co., 9.875%, 3/1/2011                                             120,000               133,800
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                          310,000               359,600
                                                                                                      -------------
                                                                                                          9,581,864

Utilities 3.6%
AES Corp., 144A, 8.75%, 5/15/2013                                                     835,000               918,500
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)                         1,090,000             1,226,250
Calpine Corp.:
    7.625%, 4/15/2006 (b)                                                             125,000               115,625
    144A, 8.5%, 7/15/2010                                                             355,000               266,250
CMS Energy Corp.:
    8.5%, 4/15/2011                                                                   480,000               541,200
    9.875%, 10/15/2007                                                                745,000               815,775
DPL, Inc., 6.875%, 9/1/2011                                                           173,000               189,435
Mission Energy Holding Co., 13.5%, 7/15/2008                                        1,365,000             1,624,350
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                           115,000               118,752
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011 (b)                                                               420,000               456,750
    10.0%, 10/1/2009                                                                  880,000               987,800
                                                                                                      -------------
                                                                                                          7,260,687
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $104,514,282)                                                               103,548,167

-------------------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 52.9%
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 1.5%
IESY Repository GmbH, 144A, 10.375%, 2/15/2015                                         75,000                79,219
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                596,000               664,540
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                       450,000               502,875
Shaw Communications, Inc., 8.25%, 4/11/2010                                           810,000               888,975
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
    11.5% to 6/15/2014                                                                650,000               524,875
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)                                 390,000               365,625
                                                                                                      -------------
                                                                                                          3,026,109

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                  355,000               395,825

Energy 4.9%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                   560,000               609,000
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                   380,000               465,975
Pemex Project Funding Master Trust:
    7.375%, 12/15/2014                                                                800,000               902,400
    8.0%, 11/15/2011                                                                1,800,000             2,057,400
    144A, 9.5%, 9/15/2027                                                             330,000               433,950
    9.5%, 9/15/2027                                                                 2,800,000             3,682,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                        1,430,020             1,608,772
Secunda International Ltd., 11.599% **, 9/1/2012                                      255,000               253,725
                                                                                                      -------------
                                                                                                         10,013,222

Financials 0.5%
Conproca SA de CV, 12.0%, 6/16/2010                                                   235,000               286,700
Eircom Funding, 8.25%, 8/15/2013                                                      435,000               467,625
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                              283,000               239,489
                                                                                                      -------------
                                                                                                            993,814

Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010                                                       330,000               341,963

Industrials 1.6%
CP Ships Ltd., 10.375%, 7/15/2012                                                     535,000               604,550
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                            310,000               334,800
    10.25%, 6/15/2007                                                                 845,000               902,037
    12.5%, 6/15/2012                                                                  322,000               371,910
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                          405,000               462,713
LeGrand SA, 8.5%, 2/15/2025                                                           255,000               308,550
Stena AB, 9.625%, 12/1/2012                                                           240,000               263,400
                                                                                                      -------------
                                                                                                          3,247,960

Materials 2.0%
Cascades, Inc., 7.25%, 2/15/2013                                                      580,000               588,700
Crown Euro Holdings SA, 10.875%, 3/1/2013                                             215,000               253,700
ISPAT Inland ULC, 9.75%, 4/1/2014                                                     506,000               592,020
Rhodia SA, 8.875%, 6/1/2011 (b)                                                       935,000               911,625
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                             15,000                16,162
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                              1,490,000             1,143,575
    8.625%, 6/30/2009 (b)                                                             665,000               535,325
                                                                                                      -------------
                                                                                                          4,041,107

Sovereign Bonds 40.1%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                          4,000,000             5,262,320
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                               3,250,000             3,258,125
Federative Republic of Brazil:
    8.875%, 10/14/2019                                                                315,000               331,065
    9.25%, 10/22/2010                                                                 660,000               727,320
    11.0%, 1/11/2012                                                                1,780,000             2,100,400
    11.0%, 8/17/2040                                                                1,220,000             1,455,460
    14.5%, 10/15/2009                                                               3,000,000             3,858,000
Republic of Argentina:
     tep-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to
    S   3/31/2029, 5.25% to 12/31/2038                                              6,060,000             2,190,690
    8.28%,, 12/31/2033 (PIK)                                                        3,086,336             2,942,822
Republic of Bulgaria, 8.25%, 1/15/2015                                              3,090,000             3,860,028
Republic of Colombia:
    10.0%, 1/23/2012                                                                1,300,000             1,524,900
    10.75%, 1/15/2013                                                                 800,000               978,000
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to
    8/15/2030                                                                       2,700,000             2,389,500
Republic of Indonesia, 7.25%, 4/20/2015                                             2,670,000             2,636,625
Republic of Panama, 9.375%, 1/16/2023                                               1,400,000             1,736,000
Republic of Peru, 9.875%, 2/6/2015                                                    800,000             1,012,000
Republic of Philippines:
    8.375%, 2/15/2011                                                                 800,000               828,000
    9.375%, 1/18/2017                                                               3,230,000             3,488,400
    9.5%, 2/2/2030                                                                    700,000               725,375
    9.875%, 1/15/2019                                                               1,050,000             1,145,812
Republic of Turkey:
    7.375%, 2/5/2025                                                                1,860,000             1,822,800
    11.75%, 6/15/2010                                                               4,600,000             5,669,500
    11.875%, 1/15/2030                                                                200,000               285,250
Republic of Uruguay, 9.25%, 5/17/2017                                                 840,000               921,900
Republic of Venezuela:
     loating Rate Note Debt Conversion Bond, LIBOR plus .100, 4.64%
    F   **, 4/22/2011                                                                 400,000               379,400
    Series A, Collateralized Par Bond, 6.75%, 3/31/2020                             2,300,000             2,305,750
    7.65%, 4/21/2025                                                                1,700,000             1,582,700
    9.375%, 1/13/2034                                                               4,700,000             5,099,500
    10.75%, 9/19/2013                                                               4,210,000             5,009,900
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to
    3/31/2030                                                                       5,600,000             6,399,680
Russian Ministry of Finance:
    Series V, 3.0%, 5/14/2008                                                       3,200,000             3,034,880
    Series VII, 3.0%, 5/14/2011                                                     2,980,000             2,652,200
United Mexican States:
    Series A, 6.625%, 3/3/2015                                                      2,230,000             2,461,920
    8.3%, 8/15/2031                                                                   200,000               253,500
    Series A, 9.875%, 2/1/2010                                                        800,000               965,200
                                                                                                      -------------
                                                                                                         81,294,922

Telecommunication Services 1.9%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                90,000                81,675
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                           420,000               394,800
Embratel, Series B, 11.0%, 12/15/2008                                                 253,000               287,155
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                  305,000               279,075
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*                                   70,000                59,150
Intelsat Bermuda Ltd., 144A, 8.695% **, 1/15/2012                                     210,000               213,675
Millicom International Cellular SA, 10.0%, 12/1/2013                                  530,000               549,875
Mobifon Holdings BV, 12.5%, 7/31/2010                                                 620,000               750,200
Nortel Networks Ltd., 6.125%, 2/15/2006                                             1,235,000             1,238,088
                                                                                                      -------------
                                                                                                          3,853,693
-------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $103,976,295)                                               107,208,615

-------------------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 7.7%
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.3%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                         EUR              260,000               323,970
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                 EUR              215,000               246,015
                                                                                                      -------------
                                                                                                            569,985

Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                         EUR              215,000               248,004

Sovereign Bonds 7.3%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009          EUR              750,000             1,083,867
Government of Malaysia, 4.305%, 2/27/2009                            MYR            8,800,000             2,413,580
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                   MXN            4,537,000               397,805
    Series M-20, 8.0%, 12/7/2023                                     MXN            8,000,000               663,208
    Series MI-10, 9.5%, 12/18/2014                                   MXN              635,000                60,837
    Series M-20, 10.0%, 12/5/2024                                    MXN           31,000,000             3,140,650
Republic of Argentina:
    5.83%,, 12/31/2033 (PIK)                                         ARS            8,124,654             3,321,026
    7.82%,, 12/31/2033 (PIK)                                         EUR              982,977             1,146,606
Republic of Peru, 7.5%, 10/14/2014                                   EUR              900,000             1,296,310
Republic of Uruguay, 10.5%, 10/20/2006                               UYU           26,300,000             1,327,800
                                                                                                      -------------
                                                                                                         14,851,689
-------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $14,928,824)                                             15,669,678

-------------------------------------------------------------------------------------------------------------------
    Convertible Bonds 0.1%
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd.:
    144A, Series DOM, 7.5%, 9/25/2006                                                 195,000               193,050
    144A, Series EURO, 7.5%, 9/25/2006                                                 35,000                34,650
-------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $222,497)                                                                     227,700

                                                                                       Shares            Value ($)
                                                                                  ---------------------------------

-------------------------------------------------------------------------------------------------------------------
    Common Stocks 0.1%
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.0%
Catalina Restaurant Group, Inc.*                                                        1,474                 2,358

Materials 0.1%
GEO Specialty Chemicals, Inc.*                                                          7,125                64,125
GEO Specialty Chemicals, Inc., 144A*                                                      649                 5,841
Oxford Automotive, Inc.*                                                              125,207                43,822
                                                                                                      -------------
                                                                                                            113,788

Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc.*                                                            8,203                59,062
-------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $578,571)                                                                         175,208

-------------------------------------------------------------------------------------------------------------------
    Warrants 0.0%
-------------------------------------------------------------------------------------------------------------------

Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A*                                                     350                     0
TravelCenters of America, Inc.*                                                           104                    13
                                                                                                      -------------
                                                                                                                 13

Materials 0.0%
Dayton Superior Corp., 144A*                                                               25                     0

Telecommunication Services 0.0%
Destia Communications, Inc., 144A*                                                        370                     0
-------------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $431)                                                                                       13

-------------------------------------------------------------------------------------------------------------------
    Preferred Stock 0.2%
-------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% (PIK)  (Cost $588,632)                                 65               442,163

                                                                                     Principal
                                                                                    Amount ($)(a)       Value ($)
                                                                                  ---------------------------------

-------------------------------------------------------------------------------------------------------------------
    Loan Participation 0.7%
-------------------------------------------------------------------------------------------------------------------
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus
    .8125, 4.003% **, 3/4/2010  (Cost $1,362,594)                                   1,410,000             1,404,783

-------------------------------------------------------------------------------------------------------------------
    US Treasury Obligations 5.9%
-------------------------------------------------------------------------------------------------------------------
US Treasury Bond:
    12.0%, 8/15/2013 (b)                                                            1,000,000             1,226,641
    7.5%, 11/15/2016                                                                8,200,000            10,657,442
-------------------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $11,895,112)                                                         11,884,083

                                                                                      Units             Value ($)
                                                                                  ---------------------------------

-------------------------------------------------------------------------------------------------------------------
    Other Investments 0.2%
-------------------------------------------------------------------------------------------------------------------
Hercules, Inc., (Bond Unit)                                                           570,000               450,300
SpinCycle, Inc., "F" (Common Stock Unit)*                                                  24                    26
SpinCycle, Inc., (Common Stock Unit)*                                                   3,456                 3,802
-------------------------------------------------------------------------------------------------------------------
Total Other Investments (Cost  $464,044)                                                                    454,128

                                                                                      Shares             Value ($)
                                                                                  ---------------------------------

-------------------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 9.5%
-------------------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.61%  (c) (d)
  (Cost $19,350,250)                                                               19,350,250            19,350,250

-------------------------------------------------------------------------------------------------------------------
    Cash Equivalents 7.1%
-------------------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 2.54%  (e)
  (Cost $14,310,390)                                                               14,310,390            14,310,390

                                                                                         % of
                                                                                       Net Assets       Value ($)
                                                                                  ---------------------------------
Total Investment Portfolio (Cost $ 272,191,922)                                         135.5           274,675,178
Other Assets and Liabilities, Net                                                       (5.9)          (11,989,758)
Notes Payable                                                                          (29.6)          (60,000,000)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0           202,685,420

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                   Maturity                       Principal      Acquisition
Security                 Coupon      Date                         Amount ($)        Cost ($)     Value ($)
-------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV   10.0     7/15/2004          USD           70,000         42,994         59,150
-------------------------------------------------------------------------------------------------------------
Imperial Home Decor
Group, Inc.               11.0     3/15/2008           USD         150,000        146,655              0
-------------------------------------------------------------------------------------------------------------
Intermet Corp.            9.75     6/15/2009           USD          55,000         22,550         22,275
-------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.   12.0     10/15/2010          USD         594,381        404,432         53,494
-------------------------------------------------------------------------------------------------------------
                                                                               $  616,631        $ 134,919
-------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $18,942,855 which is 9.3% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust.










As of August 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                   Unrealized
       Contracts to Deliver                          In Exchange For                  Date         Appreciation ($)
--------------------------------------------------------------------------------------------------------------------
EUR                                29,010            USD                 39,114       09/09/2005        3,310
--------------------------------------------------------------------------------------------------------------------
EUR                               105,795            USD                137,734       09/09/2005        7,163
--------------------------------------------------------------------------------------------------------------------
EUR                               133,390            USD                172,691       09/27/2005        7,930
--------------------------------------------------------------------------------------------------------------------
USD                               965,162            MXN             10,500,000       10/27/2005        1,524
--------------------------------------------------------------------------------------------------------------------
MXN                            14,040,000            USD              1,296,040       10/27/2005        3,442
--------------------------------------------------------------------------------------------------------------------
MXN                            24,343,000            USD              2,261,940       10/27/2005       20,793
--------------------------------------------------------------------------------------------------------------------
USD                             2,374,424            PLN              8,140,000       10/27/2005      125,117
--------------------------------------------------------------------------------------------------------------------
EUR                             1,210,048            USD              1,532,641       11/18/2005       34,344
--------------------------------------------------------------------------------------------------------------------
EUR                               121,271            USD                148,830       11/18/2005        1,329
--------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                         204,952
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
Contracts to Deliver                                 In Exchange For                  Date         Depreciation ($)
--------------------------------------------------------------------------------------------------------------------
USD                               161,431            EUR                130,541       09/09/2005         (318)
--------------------------------------------------------------------------------------------------------------------
EUR                                70,677            USD                 86,839       09/27/2005         (460)
--------------------------------------------------------------------------------------------------------------------
EUR                                45,300            USD                 55,047       09/27/2005         (907)
--------------------------------------------------------------------------------------------------------------------
EUR                             4,544,000            USD              5,528,730       10/27/2005      (91,773)
--------------------------------------------------------------------------------------------------------------------
USD                               191,359            MXN              2,067,000       10/27/2005       (1,060)
--------------------------------------------------------------------------------------------------------------------
PLN                             8,140,000            USD              2,363,908       10/27/2005     (135,633)
--------------------------------------------------------------------------------------------------------------------
MXN                             5,552,456            USD                492,470       11/10/2005      (17,666)
--------------------------------------------------------------------------------------------------------------------
EUR                               101,188            USD                122,807       11/16/2005       (2,471)
--------------------------------------------------------------------------------------------------------------------
EUR                                52,991            USD                 65,167       11/18/2005         (447)
--------------------------------------------------------------------------------------------------------------------
EUR                                49,803            USD                 60,432       11/18/2005       (1,235)
--------------------------------------------------------------------------------------------------------------------
EUR                                 2,999            USD                  3,672       11/18/2005          (42)
--------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                        (252,012)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Currency Abbreviations
--------------------------------------------------------------------------------------------------------------------
ARS                      Argentine Peso               PLN                   Polish Zloty
--------------------------------------------------------------------------------------------------------------------
EUR                      Euro                         USD                   United States Dollar
--------------------------------------------------------------------------------------------------------------------
MXN                      Mexican Peso                 UYU                   Uruguayan Peso
--------------------------------------------------------------------------------------------------------------------
MYR                      Malaysian Ringgit
--------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Multi-Market Income Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Multi-Market Income Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005